N-6	Nov. 08, 2023 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Lincoln Life Flexible Premium Variable Life Account M
Entity Central Index Key	0001048607
Entity Investment Company Type	N-6
Document Period End Date	Nov. 08, 2023
Amendment Flag	false
Lincoln VULone 2021 [Member]
Prospectus:
Item 4. Fee Table [Text Block]

Changes to the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” - changes to footnote 3 on page 13 associated with the Administrative Fee.

The first three sentences of Footnote 3 have been added/updated to reflect the duration of the additional amount by when the application was received:

Charge	When Charge is Deducted	Amount Deducted
Administrative Fee*	Monthly	Maximum of $15, plus an additional amount up to a maximum of $5.25 per $1,000 of Initial Specified Amount or increase in Specified Amount[3]

[3]The duration of the additional amount varies by when the application was received. For applications received on or after November 13, 2023, the additional amount applies in all Policy Years (up to Attained Age 121). For applications received between May 15, 2023 and November 12, 2023, the additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount. For applications received prior to May 15, 2023, the additional amount applies for the first 10 Policy Years from the Policy Date or any increase in Specified Amount.  For all applications, the additional amount varies based on individual insured characteristics.  The maximum additional amount is $5.25 per $1,000, the minimum amount is

$0.04167 per $1000, and the maximum charge for a representative Insured (Male, age 45, standard non-tobacco) is $0.22 per $1,000.

Administrative Expenses, Description [Text Block]	Administrative Fee
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 15
Administrative Expense (of Face Amount), Maximum [Percent]	5.25%
Administrative Expense, Footnotes [Text Block]	The duration of the additional amount varies by when the application was received. For applications received on or after November 13, 2023, the additional amount applies in all Policy Years (up to Attained Age 121). For applications received between May 15, 2023 and November 12, 2023, the additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount. For applications received prior to May 15, 2023, the additional amount applies for the first 10 Policy Years from the Policy Date or any increase in Specified Amount. For all applications, the additional amount varies based on individual insured characteristics. The maximum additional amount is $5.25 per $1,000, the minimum amount is

$0.04167 per $1000, and the maximum charge for a representative Insured (Male, age 45, standard non-tobacco) is $0.22 per $1,000.